Schedule of Changes in Carrying Amount of Goodwill (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Balance	$ 16,066	$ 5,217	$ 5,217
Acquisition of EMI Solutions		5,542	6,841
Balance	$ 16,066	$ 10,759	16,066
Acquisition of RaGE Systems			$ 4,008